Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Total Emerging Markets Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Total Emerging Markets Income Fund (the “Fund”) seeks current income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective the Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $100,000, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 32 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 69 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2018 was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $100,000, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 32 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 69 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class A, Class C, Institutional, Investor, Class R and Class R6 have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities, equity investments and currencies of issuers in emerging market countries and other instruments, including credit linked notes, exchange-traded funds (“ETFs”), futures and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies. The Fund seeks to achieve its investment objectives through a baseline allocation of approximately 60% of its Net Assets to fixed income investments and of approximately 40% of its Net Assets to equity investments. The Investment Adviser may change the allocations to fixed income investments and equity investments opportunistically based on the market environment, top-down macro views, or bottom-up positioning. Under normal circumstances, the allocations to fixed income investments and equity investments may vary 10% above or below the baseline allocation, measured at the time of investment.

The Investment Adviser seeks to build a portfolio across the emerging markets consistent with the Fund’s overall risk budget as well as top-down and bottom-up investment views. As market conditions change, the volatility and attractiveness of countries, regions, sectors, securities and strategies can change, representing opportunities for the Investment Adviser to dynamically adjust the Fund’s investments within and across asset classes.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a security’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact country, sector and industry weightings. The largest weightings in the Fund’s portfolio are given to securities the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio relative risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating securities.

Fixed Income Investments.  The Fund may invest in all types of foreign and emerging market country fixed income securities, including the following:
  Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds;
  Interests in structured securities;
  Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
  Loan participations;
  Repurchase agreements with respect to the foregoing; and
  Affiliated and unaffiliated investment companies (including ETFs) with similar economic exposures to the foregoing.
Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the local currency. Sovereign debt may also include nominal and real inflation-linked securities.

The Fund may invest in securities without regard to credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated.

Equity Investments.  The Fund may invest in a diversified portfolio of equity investments in emerging market country issuers. Such equity investments may include affiliated and unaffiliated investment companies (including ETFs), futures and other instruments with similar economic exposures.

Other Investments.  The Fund may also make currency investments, particularly longer-dated forward contracts that provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure. Additionally, the Fund intends to use structured securities and derivatives, including but not limited to credit linked notes, financial futures contracts, treasury futures contracts, forward contracts, total return swap contracts, credit default swap contracts, and interest rate swap contracts, to attempt to improve the performance of the Fund, to hedge the Fund’s investments, and/or to gain exposure to certain countries or currencies. The Fund can invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, the Investment Adviser generally expects a country to be an “emerging market country” if the country is identified as an “emerging market country” in any of the Fund’s benchmark indices. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. An emerging market country issuer is an issuer economically tied to an emerging market country.

		The Fund’s benchmark index is the Total Emerging Markets Income Fund Composite Index, which is comprised of the MSCI Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%).
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  The Fund’s use of futures, forwards, foreign currency forwards, swaps, structured securities (e.g., credit linked notes) and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses Risk.  By investing in pooled investment vehicles (including investment companies, ETFs and money market funds) indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Investment Adviser may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Sector Risk.  To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Sovereign Default Risk.  An issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

		Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of certain broad-based securities market indices. The Fund’s benchmark is the Total Emerging Markets Income Fund Composite Index, a custom benchmark comprised of the MSCI Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%). Through December 26, 2017, the Fund had been known as the Goldman Sachs Dynamic Emerging Markets Debt Fund, and its investment objective and certain of its strategies differed. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to December 26, 2017. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of certain broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 ‘16 +7.44% Worst Quarter Q2 ‘18 –9.77%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.58%
Other Expenses	rr_OtherExpensesOverAssets	2.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.29%	[4]
1 Year	rr_ExpenseExampleYear01	$ 575
3 Years	rr_ExpenseExampleYear03	1,393
5 Years	rr_ExpenseExampleYear05	2,226
10 Years	rr_ExpenseExampleYear10	$ 4,374
2014	rr_AnnualReturn2014	(1.44%)
2015	rr_AnnualReturn2015	(8.56%)
2016	rr_AnnualReturn2016	9.16%
2017	rr_AnnualReturn2017	13.49%
2018	rr_AnnualReturn2018	(13.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.77%)
1 Year	rr_AverageAnnualReturnYear01	(16.96%)
5 Year	rr_AverageAnnualReturnYear05	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.58%
Other Expenses	rr_OtherExpensesOverAssets	2.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 307
3 Years	rr_ExpenseExampleYear03	1,205
5 Years	rr_ExpenseExampleYear05	2,207
10 Years	rr_ExpenseExampleYear10	4,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,205
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,207
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,724
1 Year	rr_AverageAnnualReturnYear01	(14.52%)
5 Year	rr_AverageAnnualReturnYear05	(1.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.49%
Other Expenses	rr_OtherExpensesOverAssets	2.49%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%	[4]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	887
5 Years	rr_ExpenseExampleYear05	1,697
10 Years	rr_ExpenseExampleYear10	$ 3,812
1 Year	rr_AverageAnnualReturnYear01	(12.75%)
5 Year	rr_AverageAnnualReturnYear05	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.58%
Other Expenses	rr_OtherExpensesOverAssets	2.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	914
5 Years	rr_ExpenseExampleYear05	1,740
10 Years	rr_ExpenseExampleYear10	$ 3,892
1 Year	rr_AverageAnnualReturnYear01	(12.83%)
5 Year	rr_AverageAnnualReturnYear05	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.58%
Other Expenses	rr_OtherExpensesOverAssets	2.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.54%	[4]
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	1,061
5 Years	rr_ExpenseExampleYear05	1,977
10 Years	rr_ExpenseExampleYear10	$ 4,320
1 Year	rr_AverageAnnualReturnYear01	(13.30%)
5 Year	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.48%
Other Expenses	rr_OtherExpensesOverAssets	2.48%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%	[4]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.94%	[4]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,692
10 Years	rr_ExpenseExampleYear10	$ 3,804
1 Year	rr_AverageAnnualReturnYear01	(12.75%)	[6]
5 Year	rr_AverageAnnualReturnYear05	(0.22%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)
5 Year	rr_AverageAnnualReturnYear05	(3.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
5 Year	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Year	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Year	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Year	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Year	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Year	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)	[6]
5 Year	rr_AverageAnnualReturnYear05	2.46%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Year	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Year	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Year	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Year	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Year	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | MSCI Emerging Markets Index (Net, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.58%)	[6]
5 Year	rr_AverageAnnualReturnYear05	1.65%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.21%)	[6]
5 Year	rr_AverageAnnualReturnYear05	(0.96%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)	[6]
5 Year	rr_AverageAnnualReturnYear05	4.79%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Year	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Year	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Year	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Year	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Year	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)	[6]
5 Year	rr_AverageAnnualReturnYear05	4.36%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[6]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Total Emerging Markets Income Fund | Dynamic Emerging Markets Debt Fund Composite Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor, Class R and Class R6 have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2020, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[6]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.